ORGANIZATION - Schedule of variable interest entity (Details)	6 Months Ended
Jun. 30, 2025
Fine Brand Limited ("BVI")
Variable Interest Entity And Subsidiaries
Date of establishment	Feb. 09, 2011
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
BT Mining Limited (BT Mining)
Variable Interest Entity And Subsidiaries
Date of establishment	Apr. 19, 2021
Place of establishment	Cayman Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
500wan HK Limited ("500wan HK")
Variable Interest Entity And Subsidiaries
Date of establishment	Mar. 08, 2011
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Bee Computing (HK) Limited ("Bee Computing")
Variable Interest Entity And Subsidiaries
Date of establishment	May 17, 2016
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Miner Manufacturing
Yibao Energy (Guangzhou) New Energy Technology Limited ("Yibao Energy")
Variable Interest Entity And Subsidiaries
Date of establishment	Dec. 21, 2023
Place of establishment	Mainland China
Percentage of ownership by the Company	100.00%
Principal activities	Technology Service
E-Sun Sky Computer (Shenzhen) Co., Ltd. ("E-Sun Sky Computer")
Variable Interest Entity And Subsidiaries
Date of establishment	Jun. 18, 2007
Place of establishment	Mainland China
Percentage of ownership by the Company	100.00%
Principal activities	Technology Service
Star Light Inc. ("Star Light")
Variable Interest Entity And Subsidiaries
Date of establishment	Jan. 29, 2021
Place of establishment	Cayman Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Guanghan Data Center Co., Ltd. ("Guanghan")
Variable Interest Entity And Subsidiaries
Date of establishment	Nov. 19, 2024
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Data Center Service
Alpha Data Center LLC ("Alpha")
Variable Interest Entity And Subsidiaries
Date of establishment	Jul. 21, 2022
Place of establishment	Ethiopia
Percentage of ownership by the Company	51.00%
Principal activities	Data Center Service
Echo AI Games LLC ("Echo")
Variable Interest Entity And Subsidiaries
Date of establishment	Apr. 15, 2025
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	AI Platform Service
Summit Bend US Corporation ("Summit Bend")
Variable Interest Entity And Subsidiaries
Date of establishment	Sep. 22, 2021
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Star Light Ohio I Corporation ("Ohio I")
Variable Interest Entity And Subsidiaries
Date of establishment	Sep. 23, 2021
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Cryptocurrency Mining
Star Light Ohio II Corporation ("Ohio II")
Variable Interest Entity And Subsidiaries
Date of establishment	Sep. 23, 2021
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Asgard Data Centers LLC ("Asgard")
Variable Interest Entity And Subsidiaries
Date of establishment	Sep. 16, 2021
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Data Center Service
Alliance International Technologies Limited ("Alliance International Technologies")
Variable Interest Entity And Subsidiaries
Date of establishment	Mar. 11, 2020
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Cryptocurrency Mining
1324492 B.C.Ltd
Variable Interest Entity And Subsidiaries
Date of establishment	Sep. 16, 2021
Place of establishment	Canada
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
The Multi Group Ltd ("The Multi Group" or "TMG")
Variable Interest Entity And Subsidiaries
Date of establishment	Jun. 26, 2015
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Multi Warehouse Ltd
Variable Interest Entity And Subsidiaries
Date of establishment	Dec. 03, 2014
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Multi Brand Gaming Ltd
Variable Interest Entity And Subsidiaries
Date of establishment	Oct. 03, 2014
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Multilotto UK Ltd
Variable Interest Entity And Subsidiaries
Date of establishment	Sep. 01, 2016
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Lotto Warehouse Ltd
Variable Interest Entity And Subsidiaries
Date of establishment	Sep. 01, 2016
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Wasp Media Ltd
Variable Interest Entity And Subsidiaries
Date of establishment	Aug. 12, 2016
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Round Spot Services Ltd
Variable Interest Entity And Subsidiaries
Date of establishment	May 06, 2015
Place of establishment	Cyprus
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Multi Pay N.V.
Variable Interest Entity And Subsidiaries
Date of establishment	Aug. 25, 2011
Place of establishment	Curacao
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming
Oddson Europe Ltd
Variable Interest Entity And Subsidiaries
Date of establishment	Jan. 10, 2018
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Online Gaming